Schedule of Operating Expenses (Details) (Parenthetical) - Unfunded Plan1 [Member] - Other Benefit Plans [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Key management personnel of entity or parent [member]
IfrsStatementLineItems [Line Items]
Post-employment benefits, including defined contribution plan benefits	$ 14	$ 9
Other Employees Compensation [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefits, including defined contribution plan benefits	$ 8	$ 11